Investment in Securities (Information About Impairment and Upward or Downward Adjustments Resulting From Observable Price Changes) (Detail) - Equity securities - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019
Schedule Of Gain Loss On Investments Held At Cost Balance Sheet and Income Statement Reported Amounts Summary [Line Items]
Carrying value	¥ 37,137		¥ 37,137		¥ 35,431
Accumulated impairments and downward adjustments	(1,495)		(1,495)		(1,688)
Accumulated upward adjustments	61		61		¥ 18
Impairments and downward adjustments	0	¥ 0	(38)	¥ (151)
Upward adjustments	¥ 5	¥ 0	¥ 43	¥ 0